Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of basis of preparation of financial statements [text block] [Abstract]
Schedule of subsidiaries
	Country of incorporation	Activity	Ownership
			2020	2019
International General Insurance Holdings Limited	United Arab Emirates	Reinsurance and insurance	100%	—
Tiberius Acquisition Corporation	United States of America	Special purpose acquisition company	100%	—

The following entities are wholly owned by the subsidiary International General Insurance Holdings Limited:
I.G.I Underwriting/Jordan “Exempted”	Jordan	Underwriting agency	100%	100%
North Star Underwriting Limited	United Kingdom	Underwriting agency	100%	100%
International General Insurance Co. Ltd.	Bermuda	Reinsurance and insurance	100%	100%

The following entities are wholly owned subsidiaries and branches by International General Insurance Co. Ltd.:
Subsidiaries:
International General Insurance Company (UK) Limited	United Kingdom	Reinsurance and insurance	100%	100%
International General Insurance Company (Dubai) Ltd.	United Arab Emirates	Insurance intermediation and insurance management	100%	100%
Specialty Malls Investment Company	Jordan	Real estate properties development and lease	100%	100%
IGI Services Ltd	Cayman Islands	Owning and chartering aircraft	100%	100%

Branches:
International General Insurance Company Ltd. – Labuan Branch	Malaysia	Reinsurance and insurance	100%	100%

Schedule of fair value of warrant
31 December 2020
USD ‘000
Initial recognition of Warrants at the close of the Business Combination – now reclassified from equity to a liability	9,210
Change in fair value for the year ended 31 December 2020	4,418
Fair value of Warrants at the end of the year (restated)	13,628

Schedule of consolidated financial statements
	31 December 2020
	As previously reported	Restatement adjustments	As restated
	USD ‘000	USD ‘000	USD ‘000
Consolidated statements of financial position
Equity:
Warrants	9,210	(9,210)	—
Retained earnings	209,455	(4,418)	205,037
Total equity	394,639	(13,628)	381,011

Liabilities:
Derivative financial liability	—	13,628	13,628
Total liabilities	884,568	13,628	898,196

Consolidated statement of income
Change in fair value of derivative financial liability	—	(4,418)	(4,418)
Profit before tax	33,744	(4,418)	29,326
Profit for the year	31,669	(4,418)	27,251
Basic and dilutive earnings per share (USD)	0.69	(0.10)	0.59

Consolidated statement of comprehensive income
Total comprehensive income for the year	45,539	(4,418)	41,121

Schedule of estimated useful lives of the right of use assets
Years
Office buildings	20
Aircraft	12.5
Office furniture	5
Computers	3
Equipment	4
Leasehold improvements	5
Vehicles	5
Right-of-use assets	2 – 7